Summary of Available for Sale Securities, by Asset Class, in Unrealized Loss Position (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair value
Less than or equal to one year, Fair value	[1]	$ 24,939	$ 4,436
More than one year, Fair value	[1]	7,947	4,841
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	[1]	906	46
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1]	626	234
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[1]	1,532	280
Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value			4,424
More than one year, Fair value			4,811
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year			44
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year			232
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total			276
Fixed maturity securities [Member] | Us Government And Agency Securities [Member]
Fair value
Less than or equal to one year, Fair value		55	53
More than one year, Fair value		31
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year			1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		1	1
Fixed maturity securities [Member] | Obligations Of State And Political Subdivisions [Member]
Fair value
Less than or equal to one year, Fair value		843	77
More than one year, Fair value		166	111
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		16
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		7	2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		23	2
Fixed maturity securities [Member] | Corporate Securities [Member]
Fair value
Less than or equal to one year, Fair value		20,640	3,363
More than one year, Fair value		6,452	4,058
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		847	37
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		556	183
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		1,403	220
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		652	370
More than one year, Fair value		673	433
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		8	3
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		31	20
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		39	23
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		614	307
More than one year, Fair value		403	127
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		8	2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		11	4
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		19	6
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		2,135	254
More than one year, Fair value		222	82
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		27	1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		20	23
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		$ 47	24
Equity securities [Member]
Fair value
Less than or equal to one year, Fair value	[2]		12
More than one year, Fair value	[2]		30
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	[2]		2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[2]		2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]		$ 4

[1]	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
[2]	As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.